Commitments and Contingencies - Summary of Future Payments of Commitments (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of commitments [Line Items]
Transportation and Storage	$ 23,341	$ 18,310
Operating Leases (Building Leases)	1,831	3,029
Capital Commitments	24	18
Other Long-Term Commitments	490	355
Total Payments	25,686	21,712
1 Year [member]
Disclosure of commitments [Line Items]
Transportation and Storage	1,040	899
Operating Leases (Building Leases)	104	155
Capital Commitments	21	16
Other Long-Term Commitments	148	109
Total Payments	1,313	1,179
2 Years [member]
Disclosure of commitments [Line Items]
Transportation and Storage	1,104	886
Operating Leases (Building Leases)	73	146
Capital Commitments	2	2
Other Long-Term Commitments	81	39
Total Payments	1,260	1,073
Later than two years [Member]
Disclosure of commitments [Line Items]
Transportation and Storage	1,335	919
Operating Leases (Building Leases)	78	142
Capital Commitments	1
Other Long-Term Commitments	45	32
Total Payments	1,459	1,093
4 Years [member]
Disclosure of commitments [Line Items]
Transportation and Storage	1,491	1,123
Operating Leases (Building Leases)	74	141
Other Long-Term Commitments	37	28
Total Payments	1,602	1,292
5 Years [Member]
Disclosure of commitments [Line Items]
Transportation and Storage	1,562	1,223
Operating Leases (Building Leases)	77	140
Other Long-Term Commitments	32	25
Total Payments	1,671	1,388
Thereafter [member]
Disclosure of commitments [Line Items]
Transportation and Storage	16,809	13,260
Operating Leases (Building Leases)	1,425	2,305
Other Long-Term Commitments	147	122
Total Payments	$ 18,381	$ 15,687